Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Assets, Noncurrent [Abstract]
Long-term deposits	¥ 616,199		¥ 80,168
Receivables of installment payments for battery	574,677		0
Prepayments for purchase of property and equipment	159,341		50,882
Others	62,613		91
Total	¥ 1,412,830	$ 205,488	¥ 131,141